Reserve Quantity Information (Detail)	12 Months Ended
	Dec. 31, 2014 MBbls		Dec. 31, 2013 MBbls		Dec. 31, 2012 MBbls
MRD [Member] | Oil [Member]
Proved developed and undeveloped reserves:
Beginning of the year	11,311	[1]	11,953	[2]	10,834
Extensions and discoveries	1,825		1,794		689
Purchase of minerals in place	269		211		1,100
Production	(951)		(665)		(369)
Sales of minerals in place	(623)		(599)		(4)
Revision of previous estimates	772		(1,383)		(297)
End of year	12,603		11,311	[1]	11,953	[2]
Proved developed reserves:
Beginning of year	3,402		3,082		2,107
End of year	3,905		3,402		3,082
Proved undeveloped reserves:
Beginning of year	7,909		8,871		8,727
End of year	8,698		7,909		8,871
MRD [Member] | Natural Gas [Member]
Proved developed and undeveloped reserves:
Beginning of the year	802,254	[1]	739,378	[2]	929,335
Extensions and discoveries	183,527		149,974		42,019
Purchase of minerals in place	22,186		31,815		28,115
Production	(63,801)		(34,092)		(24,131)
Sales of minerals in place	(10,815)		(14,137)		(728)
Revision of previous estimates	247,578		(70,684)		(235,232)
End of year	1,180,929		802,254	[1]	739,378	[2]
Proved developed reserves:
Beginning of year	263,797		245,449		191,557
End of year	392,181		263,797		245,449
Proved undeveloped reserves:
Beginning of year	538,457		493,929		737,778
End of year	788,748		538,457		493,929
MRD [Member] | Natural Gas Liquids [Member]
Proved developed and undeveloped reserves:
Beginning of the year	42,576	[1]	41,466	[2]	53,031
Extensions and discoveries	9,876		8,319		2,778
Purchase of minerals in place	1,247		1,017		1,879
Production	(2,220)		(1,457)		(898)
Sales of minerals in place	(950)		(1,573)
Revision of previous estimates	12,060		(5,196)		(15,324)
End of year	62,589		42,576	[1]	41,466	[2]
Proved developed reserves:
Beginning of year	13,904		12,321		7,644
End of year	19,924		13,904		12,321
Proved undeveloped reserves:
Beginning of year	28,672		29,145		45,387
End of year	42,665		28,672		29,145
MRD [Member] | Natural Gas Equivalent [Member]
Proved developed and undeveloped reserves:
Beginning of the year	1,125,577	[1]	1,059,895	[2]	1,312,533
Extensions and discoveries	253,730		210,652		62,819
Purchase of minerals in place	31,283		39,183		45,987
Production	(82,816)		(46,819)		(31,731)
Sales of minerals in place	(20,253)		(27,169)		(752)
Revision of previous estimates	324,558		(110,165)		(328,961)
End of year	1,632,079		1,125,577	[1]	1,059,895	[2]
Proved developed reserves:
Beginning of year	367,641		337,869		250,073
End of year	535,151		367,641		337,869
Proved undeveloped reserves:
Beginning of year	757,936		722,026		1,062,460
End of year	1,096,928		757,936		722,026
MEMP [Member] | Oil [Member]
Proved developed and undeveloped reserves:
Beginning of the year	39,149	[3]	39,089	[4]	27,150
Extensions and discoveries	849		5,655		7,501
Purchase of minerals in place	69,095		119		11,336
Production	(3,092)		(1,764)		(1,519)
Sales of minerals in place					(4,214)
Revision of previous estimates	(6,431)		(3,950)		(1,165)
End of year	99,570	[5]	39,149	[3]	39,089	[4]
Proved developed reserves:
Beginning of year	22,265		24,515		19,332
End of year	54,526		22,265		24,515
Proved undeveloped reserves:
Beginning of year	16,884		14,574		7,818
End of year	45,044		16,884		14,574
MEMP [Member] | Natural Gas [Member]
Proved developed and undeveloped reserves:
Beginning of the year	607,139	[3]	604,440	[4]	579,751
Extensions and discoveries	12,723		40,770		19,869
Purchase of minerals in place	13,036		16,294		113,617
Production	(41,494)		(35,924)		(29,744)
Sales of minerals in place					(4,214)
Revision of previous estimates	(31,777)		(18,441)		(74,839)
End of year	559,627	[5]	607,139	[3]	604,440	[4]
Proved developed reserves:
Beginning of year	387,548		376,932		413,431
End of year	380,397		387,548		376,932
Proved undeveloped reserves:
Beginning of year	219,591		227,508		166,320
End of year	179,230		219,591		227,508
MEMP [Member] | Natural Gas Liquids [Member]
Proved developed and undeveloped reserves:
Beginning of the year	28,846	[3]	29,352	[4]	15,045
Extensions and discoveries	711		1,747		1,053
Purchase of minerals in place	22,351		258		7,095
Production	(2,143)		(1,632)		(745)
Revision of previous estimates	(287)		(879)		6,904
End of year	49,478	[5]	28,846	[3]	29,352	[4]
Proved developed reserves:
Beginning of year	15,959		15,947		10,015
End of year	35,539		15,959		15,947
Proved undeveloped reserves:
Beginning of year	12,887		13,405		5,030
End of year	13,939		12,887		13,405
MEMP [Member] | Natural Gas Equivalent [Member]
Proved developed and undeveloped reserves:
Beginning of the year	1,015,105	[3]	1,015,095	[4]	832,913
Extensions and discoveries	22,085		85,180		71,192
Purchase of minerals in place	561,713		18,554		224,202
Production	(72,902)		(56,303)		(43,329)
Sales of minerals in place					(29,499)
Revision of previous estimates	(72,090)		(47,421)		(40,384)
End of year	1,453,911	[5]	1,015,105	[3]	1,015,095	[4]
Proved developed reserves:
Beginning of year	616,893		619,704		589,504
End of year	920,783		616,893		619,704
Proved undeveloped reserves:
Beginning of year	398,212		395,391		243,409
End of year	533,128		398,212		395,391

[1]	Includes reserves of 41,077 MMcfe attributable to noncontrolling interests and the MRD Segment previous owners.
[2]	Includes reserves of 67,135 MMcfe attributable to noncontrolling interests and the MRD Segment previous owners.
[3]	MRD Segment’s share of these reserves is 89,837 MMcfe.
[4]	MRD Segment’s share of these reserves is 476,550 MMcfe.
[5]	MRD Segment’s share of these reserves is 1,454 MMcfe.